GUARANTEE LIABILITIES - Contractual amounts (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
GUARANTEE LIABILITIES
Contractual amounts of outstanding loans subject to guarantee	¥ 48,738,922	¥ 50,621,911	¥ 49,857,705
Current contractual amounts of outstanding loans subject to guarantee	48,021,601	49,904,061	49,117,630
0 - 30 days past due
GUARANTEE LIABILITIES
Contractual amounts of outstanding loans subject to guarantee	481,618	456,773	446,780
31 - 60 days past due
GUARANTEE LIABILITIES
Contractual amounts of outstanding loans subject to guarantee	214,321	228,107	235,769
61 - 90 days past due
GUARANTEE LIABILITIES
Contractual amounts of outstanding loans subject to guarantee	¥ 21,382	¥ 32,970	¥ 57,526